Equity - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2026	Dec. 27, 2025	Feb. 28, 2025	Dec. 27, 2024	Feb. 29, 2024	Dec. 29, 2023	Feb. 28, 2023
Disclosure of reserves within equity [line items]
Total return of funds announced to shareholders						$ 900		$ 800		$ 750
Return of funds to shareholders completed					$ 900		$ 800		$ 750
Authorised share capital (in shares)	0
Number of shares (in shares)	1,000,000.0	1,200,000	800,000
Reclassified from OCI to profit or loss - included in financial expenses	$ (186)	$ 165	$ 28
Potential ordinary share transactions
Disclosure of reserves within equity [line items]
Total return of funds announced to shareholders				$ 950
Cash flow hedge reserves
Disclosure of reserves within equity [line items]
Reclassified from OCI to profit or loss - included in financial expenses	(187)	165	28
EUR bonds | Cash flow hedge reserves
Disclosure of reserves within equity [line items]
Reclassified from OCI to profit or loss - included in financial expenses	31	28	14
Change in fair value of currency swaps recognised in OCI	$ 218	$ 137	$ 14
Nominee Account
Disclosure of reserves within equity [line items]
Number of shares (in shares)	200,000	200,000